CUSTOMER DEPOSITS - Deposits Received (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Customer Deposits [Line Items]
Checking accounts	$ 51,198,284	$ 42,449,702
Savings accounts	76,551,465	59,352,760
Other funds on demand	532,660	463,770
Total demand deposits	128,282,409	102,266,232
Balances on term deposits from customers	83,559,188	73,225,189
Total deposits from customers	211,841,597	175,491,421
Colombia, Pesos
Disclosure of Customer Deposits [Line Items]
Total deposits from customers	116,477,562	101,427,370
Foreign currency
Disclosure of Customer Deposits [Line Items]
Total deposits from customers	71,626,062	54,963,501
Other currencies
Disclosure of Customer Deposits [Line Items]
Total deposits from customers	$ 23,737,973	$ 19,100,550